STOCKHOLDERS' DEFICIT (Schedule of Warrant Activity) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Warrants Issued for Settlement [Member]
Number of Warrants
Balance	350,000	350,000	350,000
Granted
Exercised
Forfeited
Expired
Outstanding	350,000	350,000	350,000
Exercisable	350,000	350,000	350,000
Weighted Average Exercise Price
Balance	$ 0.63	$ 0.63	$ 0.63
Outstanding	0.63	0.63	0.63
Exercisable	$ 0.63	$ 0.63	$ 0.63
Remaining Contractual Life
Outstanding	1 year 8 months 12 days	2 years 2 months 12 days	3 years 2 months 12 days
Exercisable	1 year 8 months 12 days	2 years 2 months 12 days	3 years 2 months 12 days
Warrant [Member]
Number of Warrants
Balance	8,491,247	3,037,121	1,533,700
Granted	1,851,057	5,750,326	1,863,421
Exercised			(20,000)
Forfeited
Expired		(296,200)	(340,000)
Outstanding	10,342,304	8,491,247	3,037,121
Exercisable	10,342,304	8,366,247	3,037,121
Weighted Average Exercise Price
Balance	$ 1.72	$ 1.45	$ 1.25
Granted	1.74	1.85	1.58
Exercised			1.25
Expired		1.60	1.60
Outstanding	1.73	1.72	1.45
Exercisable	1.73	1.74	$ 1.45
Weighted average fair value of warrants granted	$ 0.37	$ 0.44
Remaining Contractual Life
Granted	2 years 6 months	2 years 6 months	3 years 6 months
Outstanding	1 year 8 months 5 days	3 years 2 months 12 days	2 years 8 months 12 days
Exercisable	1 year 7 months 28 days	3 years 2 months 12 days	2 years 8 months 12 days